Share of Equity Accounted Investments' (Loss)/Profit - Summary of Analysis of Share of Joint Ventures' and Associates' Profit After Tax (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Share Of Equity Investment [line items]
Share of ProfitLoss from Continuing and Discontined Operations of Associates and Joint Ventures accounted for using equity method		$ 81	$ 71
Impairment charge	$ 827	8	66
Europe materials [member]
Disclosure Of Share Of Equity Investment [line items]
Impairment charge	$ 154	$ 0	$ 0
Discount rate applied to the cash flow projections (real pre-tax)	9.20%